Related Party Transactions And Balances (Details) - Schedule of Nature of Relationships with Related Parties	12 Months Ended
Sep. 30, 2024
Mr. Haogang Yang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Director of the Company
Mr. Yuchao Lu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Directly holds a 5.05% equity interest in the Company
Lianyungang Zongteng Film Studio [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by Mr. Yuchao Lu
Mori Enterprise Management (Beijing) Partnership [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by Mr. Haogang Yang
Qi Fei Shanghai Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by Mr. Haogang Yang
Ms. Yang Li [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Finance Controller of the Company
Moxing Shangxing (Beijing) Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by Mr. Jianru Yang
Mr. Jianru Yang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Business Development Director of the Company
Mofy Filming (Hainan) Co., Ltd. (“Mofy Hainan”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Ms. Yang Li is the Finance Controller of Mofy Hainan